Distribution Date:	08/17/26	Benchmark 2019-B13 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2019-B13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	LNR Partners, LLC
			Heather Bennett and Job Warshaw		hbennett@starwood.com; jwarshaw@lnrpartners.com
Mortgage Loan Detail (Part 1)	13-14				and lnr.cmbs.notices@lnrproperty.com
Mortgage Loan Detail (Part 2)	15-16		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Bond / Collateral Loss Reconciliation Detail	25		-
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08162DAA6	2.114000%	14,591,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08162DAB4	2.889000%	104,583,000.00	69,334,698.53	0.00	166,923.29	0.00	0.00	166,923.29	69,334,698.53	31.09%	30.00%
A-SB	08162DAC2	2.888000%	26,919,000.00	17,761,988.06	425,881.60	42,747.18	0.00	0.00	468,628.78	17,336,106.46	31.09%	30.00%
A-3	08162DAD0	2.701000%	220,000,000.00	220,000,000.00	0.00	495,183.33	0.00	0.00	495,183.33	220,000,000.00	31.09%	30.00%
A-4	08162DAE8	2.952000%	277,705,000.00	277,705,000.00	0.00	683,154.30	0.00	0.00	683,154.30	277,705,000.00	31.09%	30.00%
A-M	08162DAG3	3.183000%	75,877,000.00	75,877,000.00	0.00	201,263.74	0.00	0.00	201,263.74	75,877,000.00	22.14%	21.75%
B	08162DAH1	3.335000%	39,087,000.00	39,087,000.00	0.00	108,629.29	0.00	0.00	108,629.29	39,087,000.00	17.53%	17.50%
C	08162DAJ7	3.839000%	43,687,000.00	43,687,000.00	0.00	139,761.99	0.00	0.00	139,761.99	43,687,000.00	12.38%	12.75%
D	08162DAR9	2.500000%	26,441,000.00	26,441,000.00	0.00	55,085.42	0.00	0.00	55,085.42	26,441,000.00	9.26%	9.88%
E	08162DAT5	2.500000%	21,844,000.00	21,844,000.00	0.00	45,508.33	0.00	0.00	45,508.33	21,844,000.00	6.68%	7.50%
F	08162DAV0	3.000000%	22,992,000.00	22,992,000.00	0.00	57,480.00	0.00	0.00	57,480.00	22,992,000.00	3.97%	5.00%
G-RR*	08162DAX6	4.095606%	9,198,000.00	9,198,000.00	0.00	31,392.82	0.00	0.00	31,392.82	9,198,000.00	2.89%	4.00%
H-RR	08162DAZ1	4.095606%	36,788,563.00	24,476,228.62	0.00	102,653.92	0.00	0.00	102,653.92	24,476,228.62	0.00%	0.00%
VRR Interest	08162DBD9	4.095606%	32,000,000.00	29,518,924.04	14,817.90	101,413.35	0.00	0.00	116,231.25	29,504,106.14	0.00%	0.00%
R	08162DBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,712,563.00	877,922,839.25	440,699.50	2,231,196.96	0.00	0.00	2,671,896.46	877,482,139.75

X-A	08162DAF5	1.208989%	719,675,000.00	660,678,686.58	0.00	665,627.58	0.00	0.00	665,627.58	660,252,804.98
X-B	08162DAK4	0.494601%	82,774,000.00	82,774,000.00	0.00	34,116.76	0.00	0.00	34,116.76	82,774,000.00
X-D	08162DAM0	1.595606%	48,285,000.00	48,285,000.00	0.00	64,203.18	0.00	0.00	64,203.18	48,285,000.00
X-F	08162DAP3	1.095606%	22,992,000.00	22,992,000.00	0.00	20,991.80	0.00	0.00	20,991.80	22,992,000.00
Notional SubTotal			873,726,000.00	814,729,686.58	0.00	784,939.32	0.00	0.00	784,939.32	814,303,804.98

Deal Distribution Total					440,699.50	3,016,136.28	0.00	0.00	3,456,835.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162DAA6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08162DAB4	662.96337388	0.00000000	1.59608435	0.00000000	0.00000000	0.00000000	0.00000000	1.59608435	662.96337388
A-SB	08162DAC2	659.83090234	15.82085516	1.58799287	0.00000000	0.00000000	0.00000000	0.00000000	17.40884803	644.01004718
A-3	08162DAD0	1,000.00000000	0.00000000	2.25083332	0.00000000	0.00000000	0.00000000	0.00000000	2.25083332	1,000.00000000
A-4	08162DAE8	1,000.00000000	0.00000000	2.46000000	0.00000000	0.00000000	0.00000000	0.00000000	2.46000000	1,000.00000000
A-M	08162DAG3	1,000.00000000	0.00000000	2.65249997	0.00000000	0.00000000	0.00000000	0.00000000	2.65249997	1,000.00000000
B	08162DAH1	1,000.00000000	0.00000000	2.77916673	0.00000000	0.00000000	0.00000000	0.00000000	2.77916673	1,000.00000000
C	08162DAJ7	1,000.00000000	0.00000000	3.19916657	0.00000000	0.00000000	0.00000000	0.00000000	3.19916657	1,000.00000000
D	08162DAR9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	08162DAT5	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
F	08162DAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	08162DAX6	1,000.00000000	0.00000000	3.41300500	0.00000000	0.00000000	0.00000000	0.00000000	3.41300500	1,000.00000000
H-RR	08162DAZ1	665.32168218	0.00000000	2.79037591	(0.51962997)	6.09329807	0.00000000	0.00000000	2.79037591	665.32168218
VRR Interest	08162DBD9	922.46637625	0.46305938	3.16916719	(0.02078531)	0.24373219	0.00000000	0.00000000	3.63222656	922.00331688
R	08162DBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162DAF5	918.02367260	0.00000000	0.92490024	0.00000000	0.00000000	0.00000000	0.00000000	0.92490024	917.43190326
X-B	08162DAK4	1,000.00000000	0.00000000	0.41216759	0.00000000	0.00000000	0.00000000	0.00000000	0.41216759	1,000.00000000
X-D	08162DAM0	1,000.00000000	0.00000000	1.32967133	0.00000000	0.00000000	0.00000000	0.00000000	1.32967133	1,000.00000000
X-F	08162DAP3	1,000.00000000	0.00000000	0.91300452	0.00000000	0.00000000	0.00000000	0.00000000	0.91300452	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	166,923.29	0.00	166,923.29	0.00	0.00	0.00	166,923.29	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	42,747.18	0.00	42,747.18	0.00	0.00	0.00	42,747.18	0.00
A-3	07/01/26 - 07/30/26	30	0.00	495,183.33	0.00	495,183.33	0.00	0.00	0.00	495,183.33	0.00
A-4	07/01/26 - 07/30/26	30	0.00	683,154.30	0.00	683,154.30	0.00	0.00	0.00	683,154.30	0.00
X-A	07/01/26 - 07/30/26	30	0.00	665,627.58	0.00	665,627.58	0.00	0.00	0.00	665,627.58	0.00
X-B	07/01/26 - 07/30/26	30	0.00	34,116.76	0.00	34,116.76	0.00	0.00	0.00	34,116.76	0.00
X-D	07/01/26 - 07/30/26	30	0.00	64,203.18	0.00	64,203.18	0.00	0.00	0.00	64,203.18	0.00
X-F	07/01/26 - 07/30/26	30	0.00	20,991.80	0.00	20,991.80	0.00	0.00	0.00	20,991.80	0.00
A-M	07/01/26 - 07/30/26	30	0.00	201,263.74	0.00	201,263.74	0.00	0.00	0.00	201,263.74	0.00
B	07/01/26 - 07/30/26	30	0.00	108,629.29	0.00	108,629.29	0.00	0.00	0.00	108,629.29	0.00
C	07/01/26 - 07/30/26	30	0.00	139,761.99	0.00	139,761.99	0.00	0.00	0.00	139,761.99	0.00
D	07/01/26 - 07/30/26	30	0.00	55,085.42	0.00	55,085.42	0.00	0.00	0.00	55,085.42	0.00
E	07/01/26 - 07/30/26	30	0.00	45,508.33	0.00	45,508.33	0.00	0.00	0.00	45,508.33	0.00
F	07/01/26 - 07/30/26	30	0.00	57,480.00	0.00	57,480.00	0.00	0.00	0.00	57,480.00	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	31,392.82	0.00	31,392.82	0.00	0.00	0.00	31,392.82	0.00
H-RR	07/01/26 - 07/30/26	30	243,280.12	83,537.48	0.00	83,537.48	(19,116.44)	0.00	0.00	102,653.92	224,163.68
VRR Interest	07/01/26 - 07/30/26	30	8,464.56	100,748.22	0.00	100,748.22	(665.13)	0.00	0.00	101,413.35	7,799.43
Totals			251,744.68	2,996,354.71	0.00	2,996,354.71	(19,781.57)	0.00	0.00	3,016,136.28	231,963.11

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
		Gain-on-Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,456,835.78	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.			Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,008,236.41	Master Servicing Fee	3,104.96
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,957.19
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	377.99
ARD Interest	0.00	Operating Advisor Fee	2,441.55
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,008,236.41	Total Fees	11,881.70

Principal		Expenses/Reimbursements
Scheduled Principal	440,699.50	Reimbursement for Interest on Advances	(719.07)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(19,062.50)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	440,699.50	Total Expenses/Reimbursements	(19,781.57)

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,016,136.28
Borrower Option Extension Fees	0.00	Principal Distribution	440,699.50
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,456,835.78
Total Funds Collected	3,448,935.91	Total Funds Distributed	3,448,935.91
© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	877,922,839.24	877,922,839.24	Beginning Certificate Balance	877,922,839.25
(-) Scheduled Principal Collections	440,699.50	440,699.50	(-) Principal Distributions	440,699.50
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	877,482,139.74	877,482,139.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	877,922,839.24	877,922,839.24	Ending Certificate Balance	877,482,139.75
Ending Actual Collateral Balance	877,482,139.74	877,482,139.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.01
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.01
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.10%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP
	7,499,999 or less	6	31,314,654.30	3.57%	37	4.4029	2.183554	1.44 or less	10	211,173,642.74	24.07%	37	4.2353	1.005805
7,500,000 to 14,999,999		12	137,351,131.62	15.65%	37	4.3579	1.805558	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		8	163,606,080.32	18.64%	27	3.8939	2.043947	1.50 to 1.74	3	99,700,000.00	11.36%	10	4.1544	1.616810
25,000,000 to 49,999,999		9	354,317,199.23	40.38%	29	4.0400	1.956185	1.75 to 2.49	13	254,336,049.85	28.98%	37	3.8366	1.948970
	50,000,000 or greater	3	175,000,000.00	19.94%	36	3.5465	2.525714	2.50 to 3.49	10	221,379,372.88	25.23%	28	3.8282	2.888914
	Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681	3.50 and greater	2	75,000,000.00	8.55%	37	3.9164	3.694000
								Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	15,893,074.27	1.81%	36	4.1500	NAP
							Defeased	2	15,893,074.27	1.81%	36	4.1500	NAP
Arizona	5	22,026,413.78	2.51%	37	3.8081	2.065911
							Lodging	8	79,269,613.66	9.03%	37	4.4522	2.011784
California	5	104,801,000.00	11.94%	37	3.9921	1.438623
							Mixed Use	8	177,319,142.85	20.21%	37	4.2005	1.991457
Georgia	2	16,658,582.40	1.90%	36	4.8000	1.980000
							Multi-Family	3	60,800,000.00	6.93%	38	4.0684	1.719556
Illinois	2	51,244,322.36	5.84%	38	4.6561	1.226603
							Office	6	239,882,651.93	27.34%	19	3.6027	2.152941
Maryland	1	45,000,000.00	5.13%	38	3.6900	3.530000
							Other	2	38,673,064.79	4.41%	36	4.3595	1.318692
Massachusetts	3	50,000,000.01	5.70%	34	3.7970	3.200000
							Retail	14	265,644,592.94	30.27%	37	3.9438	2.263505
Michigan	3	31,244,965.63	3.56%	37	4.2296	0.923116
							Totals	43	877,482,139.74	100.00%	32	3.9790	2.061681
Nevada	1	50,000,000.00	5.70%	35	3.7408	2.880000

New Mexico	1	6,639,183.22	0.76%	37	4.0500	3.350000

New York	8	217,500,000.00	24.79%	23	3.9611	1.938414

Ohio	1	23,922,651.93	2.73%	(23)	3.3000	2.670000

Pennsylvania	3	94,860,243.95	10.81%	37	4.1506	1.438172

Tennessee	1	11,867,010.07	1.35%	37	4.6000	2.520000

Texas	2	35,090,000.00	4.00%	36	4.2856	3.652790

Virginia	2	25,734,692.82	2.93%	38	4.6569	2.403430

Washington	1	75,000,000.00	8.55%	38	3.2500	1.840000

Totals	43	877,482,139.74	100.00%	32	3.9790	2.061681

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP
	3.9999% or less	16	472,635,099.37	53.86%	33	3.6347	2.266902	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	4	108,638,473.87	12.38%	37	4.0842	1.701040	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	16	263,656,909.83	30.05%	27	4.4907	1.883830	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	2	16,658,582.40	1.90%	36	4.8000	1.980000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	49 months or greater	38	861,589,065.47	98.19%	32	3.9759	2.072780
	Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681	Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP
	59 months or less	38	861,589,065.47	98.19%	32	3.9759	2.072780	Interest Only	23	619,913,651.93	70.65%	30	3.8208	2.278567
	60 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	12	203,980,349.44	23.25%	37	4.3725	1.593879
	Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681	300 months to 350 months	3	37,695,064.10	4.30%	36	4.3800	1.280000
								351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	1	15,893,074.27	1.81%	36	4.1500	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	837,666,413.54	95.46%	33	3.9952	2.055724
	13 months to 24 months	1	23,922,651.93	2.73%	(23)	3.3000	2.670000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	39	877,482,139.74	100.00%	32	3.9790	2.061681
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30503874	OF	Bellevue	WA	Actual/360	3.250%	209,895.83	0.00	0.00	N/A	10/01/29	--	75,000,000.00	75,000,000.00	08/01/26
2	30503758	RT	Whitehall	PA	Actual/360	4.020%	166,720.62	89,074.53	0.00	N/A	09/06/29	--	48,161,951.40	48,072,876.87	08/06/26
3	30316873	MU	Cambridge	MA	Actual/360	3.797%	163,481.94	0.00	0.00	N/A	06/01/29	--	50,000,000.00	50,000,000.00	08/01/26
4	30503365	RT	Las Vegas	NV	Actual/360	3.741%	161,062.22	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	08/01/26
5	30503802	RT	Oxon Hill	MD	Actual/360	3.690%	142,987.50	0.00	0.00	N/A	10/06/29	--	45,000,000.00	45,000,000.00	08/06/26
6	30503548	OF	Garden City	NY	Actual/360	4.490%	173,987.50	0.00	0.00	N/A	08/01/24	08/01/27	45,000,000.00	45,000,000.00	08/01/26
7	30503810	MU	Chicago	IL	Actual/360	4.700%	177,270.11	56,116.91	0.00	N/A	10/01/29	--	43,800,439.27	43,744,322.36	08/01/26
8	30503791	MU	Beverly Hills	CA	Actual/360	4.170%	154,405.83	0.00	0.00	N/A	10/01/29	--	43,000,000.00	43,000,000.00	08/01/26
9	30503980	98	Bethlehem	PA	Actual/360	4.380%	17,111.44	6,181.19	0.00	N/A	08/06/29	--	4,536,838.01	4,530,656.82	08/06/26
9A4	30503641				Actual/360	4.380%	85,557.20	30,905.96	0.00	N/A	08/06/29	--	22,684,189.20	22,653,283.24	08/06/26
9A6	30503643				Actual/360	4.380%	39,698.54	14,340.36	0.00	N/A	08/06/29	--	10,525,464.40	10,511,124.04	08/06/26
10	30316874	OF	New York	NY	Actual/360	3.110%	107,122.22	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	08/06/26
11	30316877	RT	Los Angeles	CA	Actual/360	3.900%	48,662.25	0.00	0.00	N/A	09/06/29	--	14,490,000.00	14,490,000.00	08/06/26
11A1	30316875				Actual/360	3.900%	83,958.33	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	08/06/26
12	30503550	OF	New York	NY	Actual/360	3.914%	50,555.83	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	08/11/26
12A1-8	30502518				Actual/360	3.914%	75,833.75	0.00	0.00	N/A	03/11/29	--	22,500,000.00	22,500,000.00	08/11/26
13	30503806	MF	Brooklyn	NY	Actual/360	3.930%	116,753.75	0.00	0.00	N/A	10/06/29	--	34,500,000.00	34,500,000.00	08/06/26
14	30503870	RT	The Woodlands	TX	Actual/360	4.256%	109,946.67	0.00	0.00	N/A	08/01/29	--	30,000,000.00	30,000,000.00	08/01/26
15	30316878	OF	Cleveland	OH	Actual/360	3.300%	67,980.20	0.00	0.00	N/A	09/06/24	--	23,922,651.93	23,922,651.93	08/06/26
16	30503664	LO	Dearborn	MI	Actual/360	3.900%	61,879.94	55,644.53	0.00	N/A	09/06/29	--	18,425,789.68	18,370,145.15	08/06/26
17	30503782	MF	New York	NY	Actual/360	4.250%	82,343.75	0.00	0.00	N/A	10/05/29	--	22,500,000.00	22,500,000.00	08/05/26
18	30503659	MU	Brooklyn	NY	Actual/360	3.790%	65,924.94	0.00	0.00	N/A	09/06/29	--	20,200,000.00	20,200,000.00	07/06/26
19	30503673	OF	San Diego	CA	Actual/360	3.700%	58,815.61	0.00	0.00	N/A	09/01/29	--	18,460,000.00	18,460,000.00	08/01/26
20	30503604	SS	Various	Various	Actual/360	4.150%	56,878.17	23,085.83	0.00	N/A	08/06/29	--	15,916,160.10	15,893,074.27	08/06/26
21	30503842	LO	Chesapeake	VA	Actual/360	4.650%	55,536.13	25,418.85	0.00	N/A	10/01/29	--	13,869,584.01	13,844,165.16	08/01/26
22	30503456	MU	Ann Arbor	MI	Actual/360	4.700%	52,190.42	20,548.53	0.00	N/A	08/01/29	--	12,895,369.01	12,874,820.48	08/01/26
23	30503779	RT	New York	NY	Actual/360	4.600%	55,455.56	0.00	0.00	N/A	09/01/29	--	14,000,000.00	14,000,000.00	08/01/26
24	30503606	LO	Knoxville	TN	Actual/360	4.600%	47,094.14	22,112.85	0.00	N/A	09/01/29	--	11,889,122.92	11,867,010.07	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
25	30503780	LO	Ashburn	VA	Actual/360	4.665%	47,852.72	21,776.36	0.00	N/A	10/01/29	--	11,912,304.02	11,890,527.66	08/01/26
27	30503610	RT	Scottsdale	AZ	Actual/360	4.050%	38,162.06	16,112.11	0.00	N/A	09/01/29	--	10,942,525.89	10,926,413.78	08/01/26
28	30503663	Various Various		AZ	Actual/360	3.570%	34,123.25	0.00	0.00	N/A	09/06/29	--	11,100,000.00	11,100,000.00	08/06/26
31	30503446	LO	Warner Robins	GA	Actual/360	4.800%	38,322.35	16,767.51	0.00	N/A	08/01/29	--	9,271,535.65	9,254,768.14	08/01/26
32	30503740	RT	York	PA	Actual/360	3.890%	30,509.14	15,658.22	0.00	N/A	09/06/29	--	9,107,960.51	9,092,302.29	08/06/26
34	30503432	LO	Albany	GA	Actual/360	4.800%	30,657.88	13,414.01	0.00	N/A	08/01/29	--	7,417,228.27	7,403,814.26	08/01/26
35	30503714	LO	Los Alamos	NM	Actual/360	4.050%	23,201.38	13,541.75	0.00	N/A	09/06/29	--	6,652,724.97	6,639,183.22	08/06/26
36	30503660	MU	Chicago	IL	Actual/360	4.400%	28,416.67	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	08/06/26
37	30503760	RT	Corinth	TX	Actual/360	4.460%	19,548.43	0.00	0.00	N/A	09/06/29	--	5,090,000.00	5,090,000.00	08/06/26
39	30503756	RT	Various	CA	Actual/360	4.350%	14,425.20	0.00	0.00	N/A	09/06/29	--	3,851,000.00	3,851,000.00	08/06/26
40	30503781	MF	New York	NY	Actual/360	4.250%	13,906.94	0.00	0.00	N/A	10/05/29	--	3,800,000.00	3,800,000.00	08/05/26
Totals							3,008,236.41	440,699.50	0.00				877,922,839.24	877,482,139.74
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	10,421,271.40	9,688,723.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,829,165.86	1,146,412.89	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	96,932,330.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	85,850,630.92	21,287,490.48	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
5	6,328,862.96	2,251,628.27	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,994,758.67	0.00	--	--	07/13/26	13,425,213.46	0.00	0.00	0.00	0.00	0.00
7	7,602,037.04	1,910,516.79	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,695,768.86	853,610.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	10,469,843.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	10,469,843.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	10,469,843.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	109,729,715.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,345,963.05	99,130.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	2,345,963.05	99,130.33	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	56,889,291.82	13,600,249.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-8	56,889,291.82	13,600,249.29	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,546,309.67	584,112.51	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	45,212,366.09	10,749,276.67	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15	9,345,911.00	0.00	--	--	11/06/25	3,431,317.89	0.00	0.00	0.00	0.00	0.00
16	1,193,988.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,649,164.96	430,563.62	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,522,999.49	332,821.86	01/01/26	03/31/26	--	0.00	0.00	65,881.45	65,881.45	0.00	0.00
19	2,317,225.90	2,326,055.21	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	2,403,462.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,136,843.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,238,501.20	1,230,856.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,306,964.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	2,554,835.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	958,837.54	916,224.44	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,182,971.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,356,758.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,288,280.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,313,980.40	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,684,376.70	1,646,896.68	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	733,718.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	478,388.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	343,377.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	293,732.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	566,327,577.26	82,753,948.80				16,856,531.35	0.00	65,881.45	65,881.45	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	0	0.00	1	23,922,651.93	0	0.00	0	0.00	0	0.00	0	0.00	3.979035%	3.963319%	32
07/17/26	0	0.00	0	0.00	0	0.00	1	23,922,651.93	0	0.00	0	0.00	0	0.00	1	0.00	3.979206%	3.963489%	33
06/17/26	0	0.00	0	0.00	1	9,293,655.85	1	23,922,651.93	0	0.00	1	45,000,000.00	1	220,994.48	0	0.00	3.980130%	3.964443%	34
05/15/26	0	0.00	0	0.00	1	9,293,655.85	1	24,143,646.41	0	0.00	0	0.00	0	0.00	0	0.00	3.980128%	3.964439%	35
04/17/26	0	0.00	0	0.00	1	9,293,655.85	1	24,143,646.41	0	0.00	0	0.00	0	0.00	0	0.00	3.980309%	3.964620%	36
03/17/26	0	0.00	0	0.00	1	9,293,655.85	1	24,143,646.41	0	0.00	0	0.00	0	0.00	0	0.00	3.980474%	3.964785%	37
02/18/26	0	0.00	0	0.00	1	9,293,655.85	1	24,143,646.41	0	0.00	0	0.00	1	414,364.64	0	0.00	3.980682%	3.964992%	38
01/16/26	0	0.00	0	0.00	1	9,293,655.85	1	24,558,011.05	0	0.00	0	0.00	0	0.00	0	0.00	3.980529%	3.964836%	39
12/17/25	3	38,123,842.60	0	0.00	1	9,293,655.85	1	24,558,011.05	0	0.00	0	0.00	1	441,988.95	0	0.00	3.980692%	3.964998%	40
11/18/25	0	0.00	0	0.00	1	9,293,655.85	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.980531%	3.964834%	41
10/20/25	0	0.00	0	0.00	1	9,293,655.85	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.980692%	3.964995%	42
09/17/25	0	0.00	0	0.00	1	9,293,655.85	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	3.980867%	3.965169%	43
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
18	30503659	07/06/26	0	B	65,881.45	65,881.45	2,500.00	20,200,000.00
Totals					65,881.45	65,881.45	2,500.00	20,200,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		23,922,652	0	0		23,922,652
0 - 6 Months		0	0	0		0
7 - 12 Months		45,000,000	45,000,000	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		290,621,541	290,621,541	0		0
37 - 48 Months		517,937,947	517,937,947	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	877,482,140	877,482,140	0	0	0	0
Jul-26	877,922,839	877,922,839	0	0	0	0
Jun-26	887,686,747	878,393,091	0	0	9,293,656	0
May-26	888,345,063	834,051,407	0	0	54,293,656	0
Apr-26	888,812,057	879,518,401	0	0	9,293,656	0
Mar-26	889,246,026	879,952,370	0	0	9,293,656	0
Feb-26	889,772,611	880,478,956	0	0	9,293,656	0
Jan-26	890,617,380	881,323,724	0	0	9,293,656	0
Dec-25	891,046,189	843,628,690	38,123,843	0	9,293,656	0
Nov-25	891,946,964	882,653,308	0	0	9,293,656	0
Oct-25	892,372,482	858,078,826	0	0	9,293,656	25,000,000
Sep-25	892,828,095	858,534,439	0	0	9,293,656	25,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30503548	45,000,000.00	45,000,000.00	61,100,000.00	04/07/26	7,994,758.67	1.54000	03/31/26	08/01/24	I/O
15	30316878	23,922,651.93	23,922,651.93	79,200,000.00	04/28/26	9,345,911.00	3.09000	03/31/26	09/06/24	I/O
Totals		68,922,651.93	68,922,651.93	140,300,000.00		17,340,669.67

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	30503548	OF	NY	08/06/24	1
8/6/2026 - Loan is in rehab.

15	30316878	OF	OH	09/12/24	98

8/11/2026 - Loan transferred to Special Servicing effective 9/16/24 due to maturity default (9/6/24). Collateral is comprised of 2 freestanding buildings connected by a sky bridge on the 3rd floor, constructed between 1985-1990 and renovated in

2018 in C level and, OH CBD. Counsel has been retained and a prenegotiation letter and default notice were sent to the Borrower. Borrower has not signed the PNA and has not submitted a workout proposal since its initial proposal, which was remitted shortly after the loan transferred to SS, and was rejected. Cash management is currently in place. Loan is paid through the July 2026 payment date. Lender is dual tracking foreclosure and receivership order was entered on 1/31/25.

Receiver has been focused on addressing leasing at the property and assessing capital needs. Major tenant Jones Day executed a 10-year renewal of their lease (approximately 40% total SF) through June 2036. Special Servicer is exploring disposition options, including, but not limited to sale out of receivership in 2026.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	30503548	0.00	4.49000%	0.00	4.49000%	9	05/21/26	08/01/24	06/08/26
21	30503842	15,545,058.09	4.65000%	15,545,058.09	4.65000%	8	06/25/20	04/01/20	07/01/20
21	30503842	0.00	4.65000%	0.00	4.65000%	8	07/01/20	04/01/20	06/25/20
29	30316879	10,575,331.86	4.05000%	10,575,331.86	4.05000%	8	04/06/20	04/06/20	06/26/20
29	30316879	0.00	4.05000%	0.00	4.05000%	8	09/22/21	09/06/21	11/04/21
29	30316879	0.00	4.05000%	0.00	4.05000%	8	11/04/21	09/06/21	09/22/21
33	30315758	0.00	5.25000%	0.00	5.25000%	10	03/28/24	01/01/24	05/06/24
33	30315758	0.00	5.25000%	0.00	5.25000%	10	05/06/24	01/01/24	03/28/24
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/11/20	01/06/21	12/17/20
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/17/20	01/06/21	12/11/20
Totals		15,545,058.09		15,545,058.09
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
29	30316879 07/17/26	9,293,655.85	6,400,000.00	3,000,000.00	6,446,881.57	3,000,000.00	(3,446,881.57)	12,740,537.42	0.00	0.00	12,740,537.42	118.95%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		9,293,655.85	6,400,000.00	3,000,000.00	6,446,881.57	3,000,000.00	(3,446,881.57)	12,740,537.42	0.00	0.00	12,740,537.42

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
29	30316879	07/17/26	0.00	0.00	12,740,537.42	0.00	0.00	12,740,537.42	0.00	(462,461.11)	12,278,076.31
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	12,740,537.42	0.00	0.00	12,740,537.42	0.00	(462,461.11)	12,278,076.31

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	(19,062.50)	0.00	0.00	0.00	0.00	0.00	(826.78)	0.00	0.00	0.00
36	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	107.71	0.00	0.00	0.00
Total	0.00	0.00	(19,062.50)	0.00	0.00	0.00	0.00	0.00	(719.07)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(19,781.57)

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the Benchmark 2019-B13 transaction, certain information provided to the Certificate Administrator regarding Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan Event of Default,

Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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